Note 8 - Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Thousands		Sep. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade and other payables, carrying amount		$ 618,361	$ 714,110
Total borrowings		725,448	725,372
Gas, electricity and non-commodity contracts, carrying amount		222,725	143,045
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount		618,361	714,110
Trade and other payables, undiscounted cash flows		618,361	714,110
Total borrowings	[1]	725,449	725,372
Long-term debt, undiscounted cash flows	[1]	752,874	781,701
Gas, electricity and non-commodity contracts, carrying amount		222,725	143,045
Gas, electricity and non-commodity contracts, undiscounted cash flows		3,628,720	3,500,493
Total, carrying amount		1,566,535	1,582,527
Total, undiscounted cash flows		4,999,955	4,996,304
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows		618,361	714,110
Long-term debt, undiscounted cash flows	[1]	222,536	39,150
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,524,002	1,899,713
Total, undiscounted cash flows		2,364,899	2,652,973
Liquidity risk [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	165,416	210,564
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,631,593	1,439,479
Total, undiscounted cash flows		1,797,009	1,650,043
Liquidity risk [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	364,923	531,987
Gas, electricity and non-commodity contracts, undiscounted cash flows		357,763	119,212
Total, undiscounted cash flows		722,686	651,199
Liquidity risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]
Gas, electricity and non-commodity contracts, undiscounted cash flows		115,362	42,089
Total, undiscounted cash flows		$ 115,362	$ 42,089

[1]	Included in long-term debt are the 6.75% $100M convertible debentures, 6.75% $160M convertible debentures, 6.5% convertible bonds and 5.75% convertible debentures, which may be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.